Total Capital and Net Income Per Common Unit	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Members' Equity Notes Disclosure	Total Capital
As at December 31, 2023, the Company's capital structure comprised of three classes of Company units: common units, Series A Preferred Units and Series B Preferred Units. The Company's sole common unitholder is Stonepeak and its affiliates, and all of the Company's outstanding Series A Preferred Units and Series B Preferred Units are held by the public.
In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and the liquidation amounts on the Series A Preferred Units and Series B Preferred Units will be distributed to the common unitholder as adjusted to reflect any gain or loss upon the sale or other disposition of the Company’s assets in liquidation in accordance with the Limited Liability Company Agreement.
Preferred Unitholders' Rights
Significant rights of the Company’s preferred unitholders include the following:
a)Distributions on each Series A Preferred Unit shall accumulate at $0.5625 for each three-month period until the date the Company redeems the Series A Preferred Units in full. Distributions on each Series B Preferred Unit shall accumulate at $0.53125 for each three-month period until the earlier of i) the date the Company redeems the Series B Preferred Units in full and ii) October 15, 2027. After October 15, 2027, distributions on each Series B Preferred Unit shall accumulate for each three-month period until the date the Company redeems the Series B Preferred Units in full based on an annual rate of three-month LIBOR plus 6.241% as pro-rated for the applicable three-month period. If the calculation agent for the Series B Preferred Units determines that three-month LIBOR has been discontinued, it will determine whether to use a substitute or successor base rate that it has determined is most comparable to three-month LIBOR as the base distribution rate described in the immediately preceding sentence.
b)The Company has the right to redeem the Series A Preferred Units at any time and will have the right to redeem the Series B Preferred Units on or after October 15, 2027, in whole or in part, for $25.00 per unit plus any accumulated and unpaid distributions.
c)The Series A Preferred Units have no voting rights, except in the event that six quarterly Series A distributions are in arrears, in which case the Series A holders are entitled, voting as a class together with holders of other parity securities upon which like voting rights have been conferred and are exercisable, to elect one member of the board of directors. The Series B Preferred Units have no voting rights, except in the event that six quarterly Series B distributions are in arrears, in which case the Series B Holders are entitled, voting as a class together with holders of any parity securities upon which like voting rights have been conferred and are exercisable, to elect one member of the board of directors. The size of the board of directors shall be increased as needed to accommodate such change.
d)The Series A Preferred Units and Series B Preferred Units each rank senior to the Company’s common units.
e)In the event of liquidation of the Company, all property and all cash in excess of that required to discharge liabilities of the Company shall be distributed, subject to the issuance of any equity securities having a priority to the Series A and B Preferred Units, first to the Series A and B Preferred Unit holders until there has been distributed in respect of each Series A and B Preferred Unit then outstanding $25.00 plus any accumulated and unpaid distributions. Any remaining amounts are distributed to all Common unit holders.
Preferred and Common Unit Distributions
The distributions payable on the Series A and Series B Preferred Units for the years ended December 31, 2023, 2022 and 2021 were $24.9 million, $25.6 million and $25.7 million, respectively.
On November 24, 2023, the Company paid a cash distribution of $0.5003 per common unit, totaling $50.0 million, to its sole common unit holder, Stonepeak.
Issuance of Common Units
In December 2022 and February 2023, the Company received equity contributions of $129.3 million and $86.2 million, respectively, from Stonepeak in connection with funding the first installment payments for the five Samsung LNG Carrier Newbuildings the Company ordered in November 2022 (see Note 14a). On March 8, 2023, the Company issued 11,383,543 common units to Stonepeak based on the total contributions received of $215.5 million (see Note 12c).
Preferred Unit Repurchases
In March 2022, the Company established a plan which authorized the repurchase of up to $30.0 million of its Series A and Series B Preferred Units. The following table summarizes the preferred units repurchases for the years ended December 31, 2023 and 2022.

	Year Ended December 31,
	2023		2022
	#	$	#	$
Series A Preferred Units	29,395	700	38,057	932
Series B Preferred Units	131,081	3,272	72,804	1,758
	160,476	3,972	110,861	2,690

As at December 31, 2023, the remaining dollar value of Series A and Series B Preferred Units that may be repurchased under the plan was $23.3 million.